STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		63 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Statements Of Operations
Gross Sales	$ 506,756		$ 749,231		$ 2,004		$ 2,004
Customer incentives, discounts, returns, and allowances	(2,381)		(2,381)
Net sales	504,375		746,850
Costs of goods sold	445,667		657,707		(6,766)		(6,766)
Gross Margin	58,708		89,143		(4,762)		(4,762)
Operating Expenses
Selling and marketing	324,817	16,201	369,133	23,934	98,524	3,403	101,927
Corporate general and administrative	475,372	459,650	963,597	749,736	1,378,874	29,368	1,436,242
Depreciation and amortization expense	429,988		859,838
Total operating expenses	1,230,177	475,851	2,192,568	773,670	1,477,398	32,771	1,538,169
Loss from Operations	(1,171,469)	(475,851)	(2,103,425)	(773,670)	(1,482,160)	(32,771)	(1,542,931)
Other (Expenses)
Interest expense	(215,284)	(402,396)	(309,172)	(402,396)	(513,359)		(513,359)
Loss before income taxes	(1,386,753)	(878,247)	(2,412,597)	(1,176,066)	(1,995,519)	(32,771)	(2,056,290)
Provision for Income Taxes
Net (Loss)	$ (1,386,753)	$ (878,247)	$ (2,412,597)	$ (1,176,066)	$ (1,995,519)	$ (32,771)	$ (2,056,290)
Basic and fully diluted:
Weighted average number of shares outstanding	11,441,513	9,885,338	11,297,073	9,856,718	10,013,939	6,473,197
(Loss) per share	$ (0.12)	$ (0.09)	$ (0.21)	$ (0.12)	$ (0.20)	$ (0.01)